6. and 7. Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Marketable securities

The following table shows the cost and estimated fair value of available-for-sale securities at June 30, 2015 and December 31, 2014:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
At June 30, 2015
U.S. equities	$804,394	$36,124	$(19,453)	$821,065
International equities	72,049	2,494	(1,130)	73,413
Money market fund	186,359	–	–	186,359
Total	$1,062,802	$38,618	$(20,583)	$1,080,837

At December 31, 2014
U.S. equities	$299,836	$11,116	$–	$310,952
Money market fund	634	–	–	634
Total	$300,470	$11,116	$–	$311,586

For the three and six months ended June 30, 2015 the Company received gross proceeds of $2,500,000 and realized a gain of $1,916 with no realized impairment charges.

For the year ended December 31, 2014, the Company had sales of securities and realized a gain of $65,655, and recognized no impairment charges.

The following table shows the gross unrealized losses on, and fair value of, securities positions by the length of time such assets were in a continuous loss position as of June 30, 2015 and December 31, 2014:

	Less than Twelve Months
	Unrealized Losses	Fair Value
At June 30, 2015
U.S. equities	$(19,453)	$821,065
International equities	(1,130)	73,413

At December 31, 2014
International equities	$–	$–

The following table shows the cost and estimated fair value of available-for-sale securities at December 31, 2014 and 2013:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
At December 31, 2014
U.S. equities	$299,836	$11,116	$–	$310,952
Money market fund	634	–	–	634
Total	$300,470	$11,116	$–	$311,586

At December 31, 2013
U.S. equities	$224,415	$5,836	$–	$230,251
International equities	25,047	–	(69)	24,978
Money market fund	775	–	–	775
Total	$250,237	$5,836	$(69)	$256,004

For the years ended December 31, 2014 and 2013, the Company had sales of securities and realized a gain of $65,655 and zero, respectively, and recognized no impairment charges.

The following table shows the gross unrealized losses on, and fair value of, securities positions by the length of time such assets were in a continuous loss position as of December 31, 2014 and 2013:

	Less than Twelve Months
	Gross Unrealized Losses	Fair Value
At December 31, 2014
International equities	$–	$–

At December 31, 2013
International equities	$(69)	$24,978